GLOBAL UTILITY FUND, INC.
                         Gateway Center Three, 4th Floor
                               100 Mulberry Street
                          Newark, New Jersey 07102-4077



                                December 6, 2000



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:  Global Utility Fund, Inc. ("Registrant")
              1933 Act File No. 33-37356
              1940 Act File No. 811-5695

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for Registrant do not differ from those contained in Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on November 30, 2000.

     If you have any questions concerning this filing, please contact the undersigned at (973) 367-1495.

                                            Very truly yours,

                                            /s/ GEORGE P. ATTISANO
                                            ----------------------
                                            George P. Attisano
                                            Secretary